Related Party Transactions	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions

Note 17 - Related Party Transactions

Shared Services Agreement

During the periods from January 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor), from July 1, 2024 to July 30, 2024 (Predecessor), and the three and nine months ended September 30, 2023 (Predecessor), the Company incurred $0.9 million, $0.2 million, $0.1 million, $0.4 million and $1.0 million, respectively, for finance and accounting services and other general and administrative support services (“Shared Services Agreement”) to Fjord Ventures (“Fjord”), a company owned and operated by the Company’s CEO. The transactions are recorded as selling, general and administrative expenses on the condensed consolidated statements of operations and comprehensive income (loss).

Laguna Hills Sublease (Predecessor)

In addition to the Shared Services Agreement, Legacy Adagio also sub-leases approximately 4,992 square feet of office and manufacturing space in Laguna Hills, California from Fjord. On March 31, 2024, the sub-lease with Fjord is expired.

During the periods from January 1, 2024 to July 30, 2024 (Predecessor), and the three and nine months ended September 30, 2023, Legacy Adagio incurred $25.5 thousand, $25.5 thousand, $76.4 thousand of lease expense, respectively, under the sub-lease agreement.

Refer to Note 11-Operating Leases for further detail.

October 2022 Convertible Notes (Predecessor)

On October 27, 2022, Legacy Adagio issued a $0.5 million convertible promissory note to Fjordinvest, LLC (“Fjordinvest”), a company owned and operated by the Legacy Adagio’s CEO. On April 4, 2023, November 28, 2023 and February 13, 2024, the October 2022 Convertible Notes were amended. Refer to Note 9-Debt for additional information regarding the October 2022 Convertible Notes.

Convertible Securities Notes (Successor)

In connection with the Business Combination and the Convertible Securities Notes agreement, the Company issued a $7.0 million Convertible Securities Notes to Perceptive PIPE Investor, the controlling party of the Company, in exchange for Perceptive PIPE Investor’s investment in Legacy Adagio in the form of the February 2024 Convertible Notes. Refer to Note 9-Debt for additional information regarding the Convertible Securities Notes.

PIPE Financing (Successor)

In connection with the Business Combination and the PIPE Financing, the Company issued 4,372,607 shares of the Company’s Common Stock and 3,540,000 Base Warrants to Perceptive PIPE Investor, the controlling party of the Company, in exchange for Perceptive PIPE Investor’s investment in Legacy Adagio in the form of Bridge Financing Notes. Refer to Note 9- Debt for additional information regarding the Convertible Securities Notes.

Further, in connection with the PIPE Financing, the Company issued 2,250,352 shares of the Company’s Common Stock and 1,905,069 Base Warrants to Perceptive PIPE Investor, the controlling party of the Company, in exchange for Perceptive PIPE Investor’s additional cash investment of approximately $15.9 million in the Company.

Adagio Medical Inc
Related Party Transactions

Note 16 — Related Party Transactions

Shared Services Agreement

During the six months ended June 30, 2024 and 2023, the Company incurred $0.8 million and $0.6 million, respectively, for finance and accounting services and other general and administrative support services (“Shared Services Agreement”) to Fjord Ventures (“Fjord”), a company owned and operated by the Company’s CEO. The transactions are recorded as selling, general and administrative expenses on the condensed consolidated statements of operations and comprehensive loss.

Laguna Hills Sublease

In addition to the Shared Services Agreement, the Company also sub-leases approximately 4,992 square feet of office and manufacturing space in Laguna Hills, California from Fjord. On March 31, 2024, the sub-lease with Fjord is expired.

During the six months ended June 30, 2024 and 2023, the Company incurred $25.5 thousand and $50.9 thousand of lease expense, respectively, under the sub-lease agreement.

Refer to Note 10  —  Operating Leases for further detail.

October 2022 Convertible Notes

On October 27, 2022, the Company issued a $0.5 million convertible promissory note to Fjordinvest, LLC (“Fjordinvest”), a company owned and operated by the Company’s CEO. On April 4, 2023, November 28, 2023 and February 13, 2024, the October 2022 Convertible Notes were amended. Refer to Note 8  —  Debt for additional information regarding the October 2022 Convertible Notes.

Note 16 — Related Party Transactions

Shared Services Agreement

During the years ended December 31, 2023 and 2022, the Company incurred $1.4 million and $1.1 million, respectively, for finance and accounting services and other general and administrative support services (“Shared Services Agreement”) to Fjord Ventures (“Fjord”), a company owned and operated by the Company’s CEO. The transactions are recorded as selling, general and administrative expenses on the consolidated statements of comprehensive loss.

Laguna Hills Sublease

In addition to the Shared Services Agreement, the Company also sub-leases approximately 4,992 square feet of office and manufacturing space in Laguna Hills, California from Fjord. During the years ended December 31, 2023 and 2022, the Company incurred $0.1 million and $0.1 million of lease expense, respectively, under the sub-lease agreement.

Refer to Note 10  —  Operating Leases for further detail.

October 2022 Convertible Notes

On October 27, 2022, the Company issued a $0.5 million convertible promissory note to Fjordinvest, LLC (“Fjordinvest”), a company owned and operated by the Company’s CEO. On April 4, 2023 and November 28, 2023, the October 2022 Convertible Notes were amended. Refer to Note 8  —  Debt for additional information regarding the October 2022 Convertible Notes.